COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	The Company does not have a commitment and contingency liability associated with any third party consulting agreements.	The Company does not have, to the best of its knowledge, any undisclosed commitments or contingent liabilities.